Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 28, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 11.3	$ 15.2	$ 14.0
Depreciation and amortization		11.3	12.0	13.1
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		9.4
Finite-Lived Intangible Assets, Amortization Expense, Year Two		9.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three		8.8
Finite-Lived Intangible Assets, Amortization Expense, Year Four		6.6
Finite-Lived Intangible Assets, Amortization Expense, Year Five		4.9
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		6.9
Time-charter [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		0.0	$ 3.2	$ 0.9
Subsequent Events | Forecast | Ship-to-Ship Transfer Business (SPT)
Finite-Lived Intangible Assets [Line Items]
Proceeds from Divestiture of Businesses	$ 26.0
Goodwill [Member] | Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		5.6
Customer-Related Intangible Assets [Member] | Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		$ 6.9